Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - Fair Value, Measurements, Recurring - Level 3 - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 133,457	¥ 88,353	¥ 100,447
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	7,041	(1,065)	1,291
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	6,941	14,870	(13,721)
Gains or losses (realized/ unrealized), asset, total		13,982	13,805	(12,430)
Purchases, asset	[3]	51,644	51,270	41,270
Sales, asset		(9,465)	(12,890)	(3,925)
Settlements, asset	[4]	(48,558)	(5,187)	(34,018)
Transfers in and/or out of Level 3 (net), asset		0	(1,894)	(2,991)
Ending Balance, asset		141,060	133,457	88,353
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	2,445	(1,228)	131
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	7,116	14,729
Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,761	2,832	2,888
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	(115)	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	292	44	(56)
Gains or losses (realized/ unrealized), asset, total		292	(71)	(56)
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		3,053	2,761	2,832
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	(115)	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	291	44
Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		1,021	3,994	7,158
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1)	1	(8)
Gains or losses (realized/ unrealized), asset, total		(1)	1	(8)
Purchases, asset	[3]	0	0	900
Sales, asset		0	0	0
Settlements, asset	[4]	(323)	(974)	(1,065)
Transfers in and/or out of Level 3 (net), asset		0	(2,000)	(2,991)
Ending Balance, asset		697	1,021	3,994
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1)	1
Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		129,675	81,527	90,401
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	7,041	(950)	1,291
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	6,650	14,825	(13,657)
Gains or losses (realized/ unrealized), asset, total		13,691	13,875	(12,366)
Purchases, asset	[3]	51,644	51,270	40,370
Sales, asset		(9,465)	(12,890)	(3,925)
Settlements, asset	[4]	(48,235)	(4,213)	(32,953)
Transfers in and/or out of Level 3 (net), asset		0	106	0
Ending Balance, asset		137,310	129,675	81,527
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	2,445	(1,113)	131
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	6,826	14,684
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		91,410	83,901	61,193
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	16,350	14,304	8,197
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	8,779	1,765	(1,641)
Gains or losses (realized/ unrealized), asset, total		25,129	16,069	6,556
Purchases, asset	[3]	24,606	2,001	31,725
Sales, asset		(26,795)	(4,718)	(10,108)
Settlements, asset	[4]	(768)	(5,518)	(5,465)
Transfers in and/or out of Level 3 (net), asset		(610)	(325)	0
Ending Balance, asset		112,972	91,410	83,901
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,555	14,042	8,033
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	8,743	1,769
Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		91,410
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	16,350
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	8,779
Gains or losses (realized/ unrealized), asset, total		25,129
Purchases, asset	[3]	24,606
Sales, asset		(26,795)
Settlements, asset	[4]	(768)
Transfers in and/or out of Level 3 (net), asset		(610)
Ending Balance, asset		112,972	91,410
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,555
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	8,743
Equity securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		91,410	83,901	61,193
Gains or losses (realized/ unrealized), included in earnings, asset	[1]		14,304	8,197
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]		1,765	(1,641)
Gains or losses (realized/ unrealized), asset, total			16,069	6,556
Purchases, asset	[3]		2,001	31,725
Sales, asset			(4,718)	(10,108)
Settlements, asset	[4]		(5,518)	(5,465)
Transfers in and/or out of Level 3 (net), asset			(325)	0
Ending Balance, asset			91,410	83,901
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]		14,042	8,033
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]		1,769
Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		13,790	19,230	5,272
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(18,340)	(5,474)	10,402
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	778	34	(192)
Gains or losses (realized/ unrealized), asset, total		(17,562)	(5,440)	10,210
Purchases, asset	[3]	0	0	3,748
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		(3,772)	13,790	19,230
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(18,340)	(5,474)	10,402
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	778	34
Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		13,790	19,230	5,272
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(18,340)	(5,474)	10,402
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	778	34	(192)
Gains or losses (realized/ unrealized), asset, total		(17,562)	(5,440)	10,210
Purchases, asset	[3]	0	0	3,748
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		(3,772)	13,790	19,230
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(18,340)	(5,474)	10,402
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	778	34
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		6,297	18,206	12,449
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(2,146)	(14,201)	2,937
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0	0
Gains or losses (realized/ unrealized), asset, total		(2,146)	(14,201)	2,937
Purchases, asset	[3]	1,835	2,713	3,053
Sales, asset		0	0	0
Settlements, asset	[4]	(772)	(421)	(233)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		5,214	6,297	18,206
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(2,146)	(14,201)	2,937
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0
Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	6,297	18,206	12,449
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(2,146)	(14,201)	2,937
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0	0	0
Gains or losses (realized/ unrealized), asset, total	[5]	(2,146)	(14,201)	2,937
Purchases, asset	[3],[5]	1,835	2,713	3,053
Sales, asset	[5]	0	0	0
Settlements, asset	[4],[5]	(772)	(421)	(233)
Transfers in and/or out of Level 3 (net), asset	[5]	0	0	0
Ending Balance, asset	[5]	5,214	6,297	18,206
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(2,146)	(14,201)	2,937
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0	0
Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		266,422	300,739	360,198
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(1,743)	(42,066)	4,802
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(467)	(1,248)	1,215
Gains or losses (realized/ unrealized), liability, total		(2,210)	(43,314)	6,017
Purchases, liability	[3]	0	0	0
Sales, liability		0	0	0
Settlements, liability	[4]	(69,727)	(77,631)	(53,442)
Transfers in and/or out of Level 3 (net), liability		0	0	0
Ending Balance, liability		198,905	266,422	300,739
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,743)	(42,066)	4,802
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(467)	(1,248)
Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	266,422	300,739	360,198
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	(1,743)	(42,066)	4,802
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	(467)	(1,248)	1,215
Gains or losses (realized/ unrealized), liability, total	[6]	(2,210)	(43,314)	6,017
Purchases, liability	[3],[6]	0	0	0
Sales, liability	[6]	0	0	0
Settlements, liability	[4],[6]	(69,727)	(77,631)	(53,442)
Transfers in and/or out of Level 3 (net), liability	[6]	0	0	0
Ending Balance, liability	[6]	198,905	266,422	300,739
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(1,743)	(42,066)	¥ 4,802
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	¥ (467)	¥ (1,248)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.